Note 4 - Property and Equipment	6 Months Ended
Feb. 28, 2015
Notes
Note 4 - Property and Equipment

NOTE 4—PROPERTY AND EQUIPMENT

As of February 28, 2015 and August 31, 2014 the Company’s property and equipment consisted of the following:

	February 28, 2015	August 31, 2014
Building and leasehold improvements	$3,825,917	$3,161,646
Machinery and equipment	1,050,275	1,022,299
Furniture and fixtures	830,044	358,390
Less: Accumulated depreciation	(1,482,052)	(1,123,592)
Property and equipment, net	$4,224,184	$3,418,743

Depreciation expense included as a charge to income (including restaurant-related depreciation recorded in “Other operating costs (including Restaurant-Related Depreciation)” was $358,460 and $295,547 for the six-months ended February 28, 2015 and 2014, respectively.